Segment Information - Net sales from external customers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Information
Services	$ 70,408,764	$ 72,915,848	$ 67,452,100
Royalties	8,533,751	8,526,197	7,097,435
Goods	2,133,122	2,317,315	2,415,371
Leases	13,198,598	12,528,003	11,086,923
Total revenue	$ 94,274,235	$ 96,287,363	$ 88,051,829